Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

	Effective Interest Rate at December 31,	December 31,	December 31,
(Dollars in millions)	2016	2016	2015

Commercial Paper	0.15%	$953.3	$49.6
Term Loan	1.96%	825.0	—
2.25% 5-Year Senior Notes, Due 8/15/2016		—	1,000.0
1.30% 3-Year Senior Notes, Due 2/1/2017		—	900.0
1.85% 5-Year Senior Notes, Due 1/15/2018	2.01%	500.0	500.0
Floating Rate 2-Year Senior Notes, Due 8/9/2018 (euro-denominated)	0.14%	631.0	—
2.15% 3-Year Senior Notes, Due 12/14/2018	2.35%	450.0	450.0
2.40% 5-Year Senior Notes, Due 2/1/2019	2.59%	900.0	900.0
6.00% 10-Year Senior Notes, Due 3/1/2020	2.97%	750.0	750.0
4.70% 10-Year Senior Notes, Due 5/1/2020	4.23%	300.0	300.0
1.50% 5-Year Senior Notes, Due 12/1/2020 (euro-denominated)	1.62%	447.0	461.6
5.00% 10-Year Senior Notes, Due 1/15/2021	3.24%	400.0	400.0
4.50% 10-Year Senior Notes, Due 3/1/2021	4.33%	1,000.0	1,000.0
3.60% 10-Year Senior Notes, Due 8/15/2021	4.15%	1,100.0	1,100.0
3.30% 7-Year Senior Notes, Due 2/15/2022	3.43%	800.0	800.0
2.15% 7-Year Senior Notes, Due 7/21/2022 (euro-denominated)	2.27%	525.9	543.1
3.15% 10-Year Senior Notes, Due 1/15/2023	3.31%	800.0	800.0
3.00% 7-Year Senior Notes Due 4/15/2023	4.37%	1,000.0	—
4.15% 10-Year Senior Notes, Due 2/1/2024	4.16%	1,000.0	1,000.0
0.75% 8-Year Senior Notes, Due 9/12/2024 (euro-denominated)	0.93%	1,051.7	—
2.00% 10-Year Senior Notes, Due 4/15/2025 (euro-denominated)	2.09%	673.1	695.2
3.65% 10-Year Senior Notes, Due 12/15/2025	3.77%	350.0	350.0
2.95% 10-Year Senior Notes, Due 9/19/2026	3.19%	1,200.0	—
1.375% 12-Year Senior Notes, 9/12/2028 (euro-denominated)	1.46%	631.0	—
5.30% 30-Year Senior Notes, Due 2/1/2044	5.37%	400.0	400.0
Other		13.0	16.3

Total Borrowings at Par Value		16,701.0	12,415.8
Fair Value Hedge Accounting Adjustments		(49.3)	6.2
Unamortized Premium, Net		52.2	104.7
Unamortized Debt Issuance Costs		(76.0)	(54.7)

Total Borrowings at Carrying Value		16,627.9	12,472.0
Less: Short-term Obligations and Current Maturities		1,255.5	1,051.8

Long-term Obligations		$15,372.4	$11,420.2

Schedule of Maturities of Long-term Debt [Table Text Block]
As of December 31, 2016, the annual repayment requirements for debt obligations are as follows:

(In millions)

2017	$1,255.5
2018	1,983.3
2019	1,026.9
2020	1,498.9
2021	2,502.0
2022 and Thereafter	8,434.4

$16,701.0

Schedule of Derivative Instruments [Table Text Block]
The following table summarizes the outstanding interest rate swap arrangements on the company's senior notes at December 31, 2016:

	Aggregate Notional Amount		Pay Rate as of
(Dollars in millions)		Pay Rate	December 31, 2016	Receive Rate

4.50% Senior Notes due 2021	1,000.0	1-month LIBOR + 3.4420%	4.0587%	4.50%
3.60% Senior Notes due 2021	1,100.0	1-month LIBOR + 2.5150%	3.2189%	3.60%
3.00% Senior Notes due 2023	1,000.0	1-month LIBOR + 1.7640%	2.4679%	3.00%